Other Liabilities	6 Months Ended
Jun. 30, 2017
Other Liabilities Disclosure [Abstract]
Other Liabilities

13. OTHER LIABILITIES

A summary of “Other liabilities” as of June 30, 2017 and December 31, 2016 is as follows:

	June 30, 2017	December 31, 2016
	(in millions)
Advances on buy-back agreements	$2,781	$2,429
Warranty and campaign programs	1,027	940
Marketing and sales incentive programs	1,242	1,182
Tax payables	770	714
Accrued expenses and deferred income	604	634
Accrued employee benefits	652	633
Legal reserves and other provisions	369	355
Contract reserve	462	407
Restructuring reserve	32	30
Other	722	681
Total	$8,661	$8,005

Warranty and Campaign Program

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and six months ended June 30, 2017 and 2016 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Balance at beginning of period	$955	$951	$940	$908
Current year additions	199	202	374	370
Claims paid	(154)	(178)	(316)	(337)
Currency translation adjustment and other	27	(40)	29	(6)
Balance at June 30	$1,027	$935	$1,027	$935

Restructuring Provision

The Company incurred restructuring expenses of $12 million and $24 million during the three and six months ended June 30, 2017, respectively. The Company incurred restructuring expenses of $10 million and $25 million during the three and six months ended June 30, 2016, respectively. The expenses during the three and six months ended June 30, 2017 were primarily attributable to actions within Agricultural Equipment, Commercial Vehicles and Construction Equipment as part of the Company’s efficiency program launched in 2014.